Note 4 - Segmental Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$678,292	$115,347	$-	$793,639
Vessels’ operating expenses	(151,452)	(28,529)	-	(179,981)
Depreciation	(125,811)	(11,147)	-	(136,958)
Amortization of dry-docking and special survey costs	(10,346)	(87)	-	(10,433)
Gain / (loss) on sale of vessels, net	45,894	-	-	45,894
Interest income	1,587	-	-	1,587
Interest and finance costs	(81,887)	(4,160)	-	(86,047)
Income from equity method investments	-	-	12,859	12,859
Net Income for the Year	$303,490	$56,814	$74,817	$435,121
Total Assets	$3,672,212	$714,957	$19,872	$4,407,041